UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID cap stock FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2014

Item 1:        Report(s) to Shareholders.

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Mid Cap Stock Fund

For the six-month period ended June 30, 2014

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund

Semiannual Report

For the six-month period ended June 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2014. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 1/1/14 –6/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/14	6/30/14	1/1/14 - 6/30/14
Class A
Actual	$1,000.00	$1,083.70	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class B
Actual	$1,000.00	$1,080.60	$9.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.12	$8.75
Class C
Actual	$1,000.00	$1,080.50	$8.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.17	$8.70
Class F
Actual	$1,000.00	$1,085.20	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class I
Actual	$1,000.00	$1,085.60	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class P
Actual	$1,000.00	$1,084.10	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class R2
Actual	$1,000.00	$1,082.40	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R3
Actual	$1,000.00	$1,083.30	$6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.10% for Class A, 1.75% for Class B, 1.74% for Class C, 0.85% for Class F, 0.75% for Class I, 1.05% for Class P, 1.35% for Class R2 and 1.24% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2014

Sector*	%**
Consumer Discretionary	8.14%
Consumer Staples	1.58%
Energy	8.87%
Financials	30.08%
Health Care	11.37%

Sector*	%**
Industrials	14.90%
Information Technology	8.98%
Materials	7.24%
Utilities	7.73%
Repurchase Agreement	1.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2014

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.02%

Aerospace & Defense 2.34%
Alliant Techsystems, Inc.	128,791	$17,248
Esterline Technologies Corp.*	113,500	13,066
Triumph Group, Inc.	427,058	29,817
Total		60,131

Airlines 0.98%
American Airlines Group, Inc.*	584,300	25,102

Banks 7.25%
CIT Group, Inc.	686,186	31,400
Comerica, Inc.	708,250	35,526
First Republic Bank	400,000	21,996
M&T Bank Corp.	357,900	44,398
SunTrust Banks, Inc.	1,327,045	53,161
Total		186,481

Beverages 0.36%
Molson Coors Brewing Co. Class B	124,000	9,196

Building Products 1.27%
Armstrong World Industries, Inc.*	569,076	32,682

Capital Markets 5.54%
Affiliated Managers Group, Inc.*	97,042	19,932
Ares Capital Corp.	1,468,216	26,222
Greenhill & Co., Inc.	398,900	19,646
Invesco Ltd.	1,156,000	43,639
Raymond James Financial, Inc.	648,547	32,901
Total		142,340

Chemicals 2.88%
Albemarle Corp.	285,900	20,442
Axiall Corp.	562,000	26,565
CF Industries Holdings, Inc.	112,218	26,992
Total		73,999

		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 1.40%
Tyco International Ltd. (Switzerland)(a)	789,817	$36,016

Construction & Engineering 0.87%
Jacobs Engineering Group, Inc.*	419,519	22,352

Containers & Packaging 0.82%
Rock-Tenn Co. Class A	198,578	20,968

Electric: Utilities 3.41%
ITC Holdings Corp.	672,500	24,533
Portland General Electric Co.	901,000	31,238
PPL Corp.	897,000	31,870
Total		87,641

Electrical Equipment 0.80%
Babcock & Wilcox Co. (The)	633,072	20,549

Electronic Equipment, Instruments & Components 1.51%
Anixter International, Inc.	130,388	13,048
TE Connectivity Ltd. (Switzerland)(a)	418,800	25,899
Total		38,947

Energy Equipment & Services 1.83%
Superior Energy Services, Inc.	532,336	19,239
Tidewater, Inc.	494,896	27,788
Total		47,027

Food Products 1.23%
Bunge Ltd.	417,000	31,542

Health Care Equipment & Supplies 0.98%
St. Jude Medical, Inc.	363,600	25,179

Health Care Providers & Services 5.45%
Cardinal Health, Inc.	480,819	32,965
Cigna Corp.	320,080	29,438
Community Health Systems, Inc.*	568,000	25,770

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	Fair Value (000)
Health Care Providers & Services (continued)
Humana, Inc.	231,724	$29,596
Universal Health Services, Inc. Class B	234,619	22,467
Total		140,236

Hotels, Restaurants & Leisure 2.43%
Hyatt Hotels Corp. Class A*	336,753	20,535
SeaWorld Entertainment, Inc.	482,317	13,664
Wyndham Worldwide Corp.	373,000	28,244
Total		62,443

Household Durables 2.83%
Jarden Corp.*	532,000	31,574
Lennar Corp. Class A	458,800	19,261
Tupperware Brands Corp.	263,372	22,044
Total		72,879

Information Technology Services 2.50%
Fidelity National Information Services, Inc.	796,000	43,573
VeriFone Systems, Inc.*	563,785	20,719
Total		64,292

Insurance 9.27%
Allstate Corp. (The)	585,000	34,351
Argo Group International Holdings Ltd.	478,800	24,472
Everest Re Group Ltd.	45,600	7,318
Hartford Financial Services Group, Inc. (The)	1,648,523	59,034
Lincoln National Corp.	786,323	40,448
Marsh & McLennan Cos., Inc.	517,160	26,799
XL Group plc (Ireland)(a)	1,405,000	45,986
Total		238,408

Life Sciences Tools & Services 1.20%
PerkinElmer, Inc.	657,900	30,816

Investments	Shares	Fair Value (000)
Machinery 2.82%
IDEX Corp.	278,448	$22,482
Oshkosh Corp.	350,231	19,448
Stanley Black & Decker, Inc.	347,436	30,512
Total		72,442

Media 0.69%
Interpublic Group of Cos., Inc. (The)	915,214	17,856

Metals & Mining 2.53%
Allegheny Technologies, Inc.	737,602	33,266
Reliance Steel & Aluminum Co.	432,198	31,857
Total		65,123

Multi-Line Retail 1.00%
Macy’s, Inc.	445,177	25,829

Multi-Utilities 3.64%
CMS Energy Corp.	930,988	29,000
Sempra Energy	356,421	37,321
Wisconsin Energy Corp.	578,660	27,151
Total		93,472

Oil, Gas & Consumable Fuels 7.06%
Cimarex Energy Co.	332,660	47,723
CONSOL Energy, Inc.	619,000	28,517
EQT Corp.	208,861	22,327
Gulfport Energy Corp.*	329,500	20,693
Pioneer Natural Resources Co.	79,400	18,247
Range Resources Corp.	208,062	18,091
Tesoro Corp.	440,000	25,815
Total		181,413

Paper & Forest Products 1.03%
International Paper Co.	523,000	26,396

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2014

Investments	Shares	Fair Value (000)
Pharmaceuticals 3.75%
Actavis plc*	177,312	$39,549
Mallinckrodt plc*	437,589	35,016
Mylan, Inc.*	423,812	21,852
Total		96,417

Real Estate Investment Trusts 5.82%
BioMed Realty Trust, Inc.	1,064,971	23,248
Brandywine Realty Trust	1,023,239	15,963
Camden Property Trust	363,110	25,835
DDR Corp.	1,308,475	23,069
Liberty Property Trust	689,880	26,167
Macerich Co. (The)	311,000	20,759
Vornado Realty Trust	137,377	14,662
Total		149,703

Real Estate Management & Development 2.24%
Jones Lang LaSalle, Inc.	349,433	44,165
Realogy Holdings Corp.*	354,000	13,349
Total		57,514

Road & Rail 2.68%
Con-way, Inc.	559,492	28,204
Ryder System, Inc.	461,950	40,693
Total		68,897

Semiconductors & Semiconductor Equipment 2.76%
NVIDIA Corp.	1,369,676	25,394
NXP Semiconductors NV (Netherlands)*(a)	364,708	24,136
Skyworks Solutions, Inc.	454,462	21,342
Total		70,872

Software 1.00%
Electronic Arts, Inc.*	720,330	25,838

Technology Hardware, Storage & Peripheral 1.21%
SanDisk Corp.	298,815	31,205

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.19%
PVH Corp.	262,000	$30,549

Trading Companies & Distributors 1.76%
Air Lease Corp.	615,000	23,727
WESCO International, Inc.*	250,593	21,646
Total		45,373

Water Utilities 0.69%
American Water Works Co., Inc.	359,516	17,778
Total Common Stocks (cost $1,961,329,675)		2,545,903

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.11%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2014, Zero Coupon due 7/1/2014 with Fixed Income Clearing Corp. collateralized by 29,130,000 of U.S. Treasury Note at 2.00% due 11/30/2020; value: $29,166,413; proceeds: $28,592,667 (cost $28,592,667)	$28,593	$28,593
Total Investments in Securities 100.13% (cost $1,989,922,342)		2,574,496
Liabilities in Excess of Cash and Other Assets (0.13)%		(3,255)
Net Assets 100.00%		$2,571,241

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2014

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,545,903	$—	$—	$2,545,903
Repurchase Agreement	—	28,593	—	28,593
Total	$2,545,903	$28,593	$—	$2,574,496

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2014.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Investments in securities, at fair value (cost $1,989,922,342)	$2,574,495,726
Cash	770,393
Receivables:
Investment securities sold	33,395,534
Dividends	3,421,551
Capital shares sold	624,035
Prepaid expenses and other assets	38,971
Total assets	2,612,746,210
LIABILITIES:
Payables:
Investment securities purchased	32,136,187
Capital shares reacquired	4,982,701
12b-1 distribution fees	1,563,711
Management fee	1,133,168
Directors’ fees	931,998
Fund administration	84,407
To affiliates (See Note 3)	65,311
Accrued expenses	608,220
Total liabilities	41,505,703
NET ASSETS	$2,571,240,507
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,727,479,815
Undistributed net investment income	5,707,739
Accumulated net realized loss on investments	(746,520,431)
Net unrealized appreciation on investments	584,573,384
Net Assets	$2,571,240,507

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2014

Net assets by class:
Class A Shares	$1,377,693,557
Class B Shares	$23,878,166
Class C Shares	$239,068,602
Class F Shares	$83,095,924
Class I Shares	$701,799,679
Class P Shares	$112,949,566
Class R2 Shares	$1,525,562
Class R3 Shares	$31,229,451
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	54,586,983
Class B Shares (200 million shares of common stock authorized, $.001 par value)	1,012,352
Class C Shares (200 million shares of common stock authorized, $.001 par value)	10,178,037
Class F Shares (200 million shares of common stock authorized, $.001 par value)	3,313,495
Class I Shares (200 million shares of common stock authorized, $.001 par value)	27,958,558
Class P Shares (200 million shares of common stock authorized, $.001 par value)	4,610,237
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	61,423
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	1,250,308
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$25.24
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$26.78
Class B Shares-Net asset value	$23.59
Class C Shares-Net asset value	$23.49
Class F Shares-Net asset value	$25.08
Class I Shares-Net asset value	$25.10
Class P Shares-Net asset value	$24.50
Class R2 Shares-Net asset value	$24.84
Class R3 Shares-Net asset value	$24.98

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

Investment income:
Dividends	$20,198,410
Total investment income	20,198,410
Expenses:
Management fee	6,884,784
12b-1 distribution plan-Class A	2,350,709
12b-1 distribution plan-Class B	124,877
12b-1 distribution plan-Class C	1,138,390
12b-1 distribution plan-Class F	39,283
12b-1 distribution plan-Class P	165,708
12b-1 distribution plan-Class R2	4,671
12b-1 distribution plan-Class R3	71,853
Shareholder servicing	1,474,825
Fund administration	513,095
Subsidy (See Note 3)	455,594
Reports to shareholders	90,973
Registration	56,633
Directors’ fees	55,711
Professional	31,974
Custody	21,346
Other	25,307
Gross expenses	13,505,733
Expense reductions (See Note 8)	(790)
Net expenses	13,504,943
Net investment income	6,693,467
Net realized and unrealized gain (loss):
Net realized gain on investments	203,094,911
Net change in unrealized appreciation/depreciation on investments	(2,295,148)
Net realized and unrealized gain	200,799,763
Net Increase in Net Assets Resulting From Operations	$207,493,230

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Operations:
Net investment income	$6,693,467	$11,427,445
Net realized gain on investments	203,094,911	387,774,741
Net change in unrealized appreciation/depreciation on investments	(2,295,148)	254,359,772
Net increase in net assets resulting from operations	207,493,230	653,561,958
Distributions to shareholders from:
Net investment income
Class A	—	(5,192,623)
Class B	—	(874)
Class C	—	(6,662)
Class F	—	(483,637)
Class I	—	(5,158,266)
Class P	—	(468,416)
Class R2	—	(5,168)
Class R3	—	(87,285)
Total distributions to shareholders	—	(11,402,931)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	114,556,676	278,613,919
Reinvestment of distributions	—	10,721,579
Cost of shares reacquired	(361,359,701)	(607,482,412)
Net decrease in net assets resulting from capital share transactions	(246,803,025)	(318,146,914)
Net increase (decrease) in net assets	(39,309,795)	324,012,113
NET ASSETS:
Beginning of period	$2,610,550,302	$2,286,538,189
End of period	$2,571,240,507	$2,610,550,302
Undistributed (distributions in excess of) net investment income	$5,707,739	$(985,728)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$23.29		$17.94	$15.77	$16.45	$13.15	$10.43
Investment operations:
Net investment income(a)	.06		.09	.11	.04	.06	.06
Net realized and unrealized gain (loss)	1.89		5.35	2.18	(.70)	3.30	2.73
Total from investment operations	1.95		5.44	2.29	(.66)	3.36	2.79
Distributions to shareholders from:
Net investment income	—		(.09)	(.12)	(.02)	(.06)	(.07)
Net asset value, end of period	$25.24		$23.29	$17.94	$15.77	$16.45	$13.15
Total Return(b)	8.37	%(c)	30.32%	14.49%	(3.95)%	25.55%	26.67%
Ratios to Average Net Assets:
Expenses, including expense reductions	.54	%(c)	1.11%	1.13%	1.14%	1.15%	1.16%
Expenses, excluding expense reductions	.54	%(c)	1.11%	1.13%	1.14%	1.15%	1.16%
Net investment income	.24	%(c)	.42%	.67%	.22%	.43%	.57%

Supplemental Data:
Net assets, end of period (000)	$1,377,694		$1,390,193	$1,224,394	$1,310,387	$1,610,246	$1,657,302
Portfolio turnover rate	24.26	%(c)	63.61%	68.57%	47.77%	62.12%	109.32%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.83		$16.87	$14.83	$15.54	$12.46	$9.89
Investment operations:
Net investment income (loss)(a)	(.02)		(.05)	— (b)	(.08)	(.04)	(.01)
Net realized and unrealized gain (loss)	1.78		5.01	2.04	(.63)	3.12	2.58
Total from investment operations	1.76		4.96	2.04	(.71)	3.08	2.57
Distributions to shareholders from:
Net investment income	—		— (b)	—	—	—	—
Net asset value, end of period	$23.59		$21.83	$16.87	$14.83	$15.54	$12.46
Total Return(c)	8.06	%(d)	29.41%	13.76%	(4.57)%	24.72%	25.99%
Ratios to Average Net Assets:
Expenses, including expense reductions	.87	%(d)	1.76%	1.78%	1.78%	1.81%	1.81%
Expenses, excluding expense reductions	.87	%(d)	1.76%	1.78%	1.78%	1.81%	1.81%
Net investment loss	(.09	)%(d)	(.26)%	(.01)%	(.49)%	(.31)%	(.08)%

Supplemental Data:
Net assets, end of period (000)	$23,878		$27,544	$34,227	$50,420	$121,889	$220,002
Portfolio turnover rate	24.26	%(d)	63.61%	68.57%	47.77%	62.12%	109.32%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares
	Six Months Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$21.74		$16.80	$14.77	$15.48	$12.41	$9.85
Investment operations:
Net investment income (loss)(a)	(.02)		(.04)	— (b)	(.06)	(.03)	(.01)
Net realized and unrealized gain (loss)	1.77		4.98	2.04	(.65)	3.10	2.57
Total from investment operations	1.75		4.94	2.04	(.71)	3.07	2.56
Distributions to shareholders from:
Net investment income	—		— (b)	(.01)	—	—	— (b)
Net asset value, end of period	$23.49		$21.74	$16.80	$14.77	$15.48	$12.41
Total Return(c)	8.05	%(d)	29.41%	13.79%	(4.59)%	24.74%	25.99%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(d)	1.75%	1.78%	1.77%	1.80%	1.81%
Expenses, excluding expense reductions	.86	%(d)	1.75%	1.78%	1.77%	1.80%	1.81%
Net investment income (loss)	(.08	)%(d)	(.22)%	.03%	(.42)%	(.22)%	(.09)%

Supplemental Data:
Net assets, end of period (000)	$239,069		$232,261	$201,356	$218,201	$278,241	$289,664
Portfolio turnover rate	24.26	%(d)	63.61%	68.57%	47.77%	62.12%	109.32%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$23.11		$17.81	$15.66	$16.33	$13.06	$10.36
Investment operations:
Net investment income(a)	.09		.14	.16	.08	.10	.08
Net realized and unrealized gain (loss)	1.88		5.30	2.15	(.68)	3.27	2.73
Total from investment operations	1.97		5.44	2.31	(.60)	3.37	2.81
Distributions to shareholders from:
Net investment income	—		(.14)	(.16)	(.07)	(.10)	(.11)
Net asset value, end of period	$25.08		$23.11	$17.81	$15.66	$16.33	$13.06
Total Return(b)	8.52	%(c)	30.58%	14.76%	(3.69)%	25.84%	27.10%
Ratios to Average Net Assets:
Expenses, including expense reductions	.42	%(c)	.86%	.88%	.89%	.89%	.88%
Expenses, excluding expense reductions	.42	%(c)	.86%	.88%	.89%	.89%	.88%
Net investment income	.36	%(c)	.68%	.92%	.47%	.73%	.77%

Supplemental Data:
Net assets, end of period (000)	$83,096		$78,442	$63,451	$65,902	$76,444	$28,272
Portfolio turnover rate	24.26	%(c)	63.61%	68.57%	47.77%	62.12%	109.32%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$23.12		$17.81	$15.66	$16.34	$13.06	$10.36
Investment operations:
Net investment income(a)	.10		.16	.18	.11	.10	.10
Net realized and unrealized gain (loss)	1.88		5.31	2.15	(.71)	3.29	2.72
Total from investment operations	1.98		5.47	2.33	(.60)	3.39	2.82
Distributions to shareholders from:
Net investment income	—		(.16)	(.18)	(.08)	(.11)	(.12)
Net asset value, end of period	$25.10		$23.12	$17.81	$15.66	$16.34	$13.06
Total Return(b)	8.56	%(c)	30.76%	14.88%	(3.64)%	25.98%	27.21%
Ratios to Average Net Assets:
Expenses, including expense reductions	.37	%(c)	.76%	.78%	.79%	.80%	.81%
Expenses, excluding expense reductions	.37	%(c)	.76%	.78%	.79%	.80%	.81%
Net investment income	.41	%(c)	.77%	1.06%	.69%	.73%	.92%

Supplemental Data:
Net assets, end of period (000)	$701,800		$733,422	$616,196	$410,713	$138,036	$186,387
Portfolio turnover rate	24.26	%(c)	63.61%	68.57%	47.77%	62.12%	109.32%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.60		$17.41	$15.30	$15.95	$12.75	$10.12
Investment operations:
Net investment income(a)	.06		.09	.11	.02	.04	.05
Net realized and unrealized gain (loss)	1.84		5.19	2.11	(.66)	3.20	2.64
Total from investment operations	1.90		5.28	2.22	(.64)	3.24	2.69
Distributions to shareholders from:
Net investment income	—		(.09)	(.11)	(.01)	(.04)	(.06)
Net asset value, end of period	$24.50		$22.60	$17.41	$15.30	$15.95	$12.75
Total Return(b)	8.41	%(c)	30.34%	14.49%	(4.03)%	25.43%	26.63%
Ratios to Average Net Assets:
Expenses, including expense reductions	.52	%(c)	1.08%	1.14%	1.20%	1.25%	1.25%
Expenses, excluding expense reductions	.52	%(c)	1.08%	1.14%	1.20%	1.25%	1.25%
Net investment income	.26	%(c)	.43%	.65%	.15%	.32%	.46%

Supplemental Data:
Net assets, end of period (000)	$112,950		$115,475	$122,334	$169,767	$247,864	$255,116
Portfolio turnover rate	24.26	%(c)	63.61%	68.57%	47.77%	62.12%	109.32%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.95		$17.72	$15.59	$16.27		$13.04	$10.36
Investment operations:
Net investment income(a)	.02		.06	.08	—	(b)	.06	.03
Net realized and unrealized gain (loss)	1.87		5.25	2.13	(.68)		3.23	2.71
Total from investment operations	1.89		5.31	2.21	(.68)		3.29	2.74
Distributions to shareholders from:
Net investment income	—		(.08)	(.08)	—		(.06)	(.06)
Net asset value, end of period	$24.84		$22.95	$17.72	$15.59		$16.27	$13.04
Total Return(c)	8.24	%(d)	30.02%	14.21%	(4.24)%		25.24%	26.47%
Ratios to Average Net Assets:
Expenses, including expense reductions	.67	%(d)	1.36%	1.38%	1.39%		1.38%	1.37%
Expenses, excluding expense reductions	.67	%(d)	1.36%	1.38%	1.39%		1.38%	1.37%
Net investment income (loss)	.11	%(d)	.27%	.46%	.00	%(e)	.44%	.30%

Supplemental Data:
Net assets, end of period (000)	$1,526		$1,586	$675	$500		$509	$141
Portfolio turnover rate	24.26	%(d)	63.61%	68.57%	47.77%		62.12%	109.32%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 6/30/2014		Year Ended 12/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$23.06		$17.78	$15.64	$16.32	$13.07	$10.38
Investment operations:
Net investment income(a)	.04		.06	.09	.02	.06	.04
Net realized and unrealized gain (loss)	1.88		5.28	2.15	(.69)	3.26	2.73
Total from investment operations	1.92		5.34	2.24	(.67)	3.32	2.77
Distributions to shareholders from:
Net investment income	—		(.06)	(.10)	(.01)	(.07)	(.08)
Net asset value, end of period	$24.98		$23.06	$17.78	$15.64	$16.32	$13.07
Total Return(b)	8.33	%(c)	30.07%	14.33%	(4.10)%	25.38%	26.65%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(c)	1.25%	1.27%	1.28%	1.29%	1.25%
Expenses, excluding expense reductions	.61	%(c)	1.25%	1.27%	1.28%	1.29%	1.25%
Net investment income	.18	%(c)	.30%	.56%	.11%	.43%	.38%

Supplemental Data:
Net assets, end of period (000)	$31,229		$31,628	$23,905	$17,766	$13,769	$2,178
Portfolio turnover rate	24.26	%(c)	63.61%	68.57%	47.77%	62.12%	109.32%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions,

Notes to Financial Statements (unaudited)(continued)

market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an

Notes to Financial Statements (unaudited)(continued)

independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2014, the effective management fee paid to Lord Abbett was at an annualized rate of .54% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund of Lord Abbett Investment Trust and Lord Abbett Multi-Asset Global Opportunity Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. The expenses assumed by the Underlying Funds are reflected in Receivable from affiliates on the Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of June 30, 2014, the percentages of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund, were 9.92%, 1.32%, 7.18% and 4.46%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2014:

Distributor Commissions	Dealers’ Concessions
$51,089	$283,110

Distributor received CDSCs of $1,652 and $3,174 for Class A and Class C shares, respectively, for the six months ended June 30, 2014.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions

Notes to Financial Statements (unaudited)(continued)

from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 was as follows:

	Six Months Ended
	6/30/2014	Year Ended
	(unaudited)	12/31/2013
Distributions paid from:
Ordinary income	$—	$11,402,931
Total distributions paid	$—	$11,402,931

As of December 31, 2013, the Fund had a capital loss carryforward of $947,735,331 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,991,801,174
Gross unrealized gain	593,528,179
Gross unrealized loss	(10,833,627)
Net unrealized security gain	$582,694,552

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2014 were as follows:

Purchases	Sales
$623,244,894	$861,641,000

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

Notes to Financial Statements (unaudited)(continued)

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented
	Recognized	Statement of Assets	in the Statement of
Description	Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$28,592,667	$—	$28,592,667
Total	$28,592,667	$—	$28,592,667

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$28,592,667	$—	$—	$(28,592,667)	$—
Total	$28,592,667	$—	$—	$(28,592,667)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2014.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

Effective June 30, 2014, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the

Notes to Financial Statements (unaudited)(continued)

“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included in Other expenses on each Participating Fund’s Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, the Fund and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

As of June 30, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2014		Year Ended
	(unaudited)		December 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,784,843	$42,332,925	4,072,566	$84,249,438
Converted from Class B*	67,265	1,592,856	427,993	8,748,359
Reinvestment of distributions	—	—	207,421	4,717,222
Shares reacquired	(6,958,855)	(165,516,172)	(13,253,827)	(273,523,009)
Decrease	(5,106,747)	$(121,590,391)	(8,545,847)	$(175,807,990)

Class B Shares
Shares sold	12,227	$267,895	52,634	$1,018,847
Reinvestment of distributions	—	—	42	853
Shares reacquired	(189,477)	(4,212,406)	(363,979)	(7,017,692)
Converted to Class A*	(71,869)	(1,592,856)	(456,377)	(8,748,359)
Decrease	(249,119)	$(5,537,367)	(767,680)	$(14,746,351)

Class C Shares
Shares sold	226,859	$5,009,648	583,554	$11,386,353
Reinvestment of distributions	—	—	252	5,085
Shares reacquired	(730,686)	(16,209,583)	(1,890,024)	(36,552,501)
Decrease	(503,827)	$(11,199,935)	(1,306,218)	$(25,161,063)

Class F Shares
Shares sold	217,794	$5,157,141	666,629	$13,727,676
Reinvestment of distributions	—	—	17,432	393,534
Shares reacquired	(298,266)	(7,037,201)	(853,415)	(17,509,579)
Decrease	(80,472)	$(1,880,060)	(169,354)	$(3,388,369)

Class I Shares
Shares sold	2,362,107	$54,975,789	7,252,174	$149,234,994
Reinvestment of distributions	—	—	223,507	5,048,081
Shares reacquired	(6,122,797)	(147,170,417)	(10,348,407)	(216,828,777)
Decrease	(3,760,690)	$(92,194,628)	(2,872,726)	$(62,545,702)

Class P Shares
Shares sold	122,185	$2,821,045	452,911	$9,133,217
Reinvestment of distributions	—	—	21,188	467,651
Shares reacquired	(621,107)	(14,246,462)	(2,390,242)	(47,434,361)
Decrease	(498,922)	$(11,425,417)	(1,916,143)	$(37,833,493)

Class R2 Shares
Shares sold	8,870	$207,640	50,340	$1,054,948
Reinvestment of distributions	—	—	83	1,860
Shares reacquired	(16,553)	(387,426)	(19,406)	(392,775)
Increase (decrease)	(7,683)	$(179,786)	31,017	$664,033

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	June 30, 2014		Year Ended
	(unaudited)		December 31, 2013
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	162,106	$3,784,593	429,947	$8,808,446
Reinvestment of distributions	—	—	3,876	87,293
Shares reacquired	(283,127)	(6,580,034)	(407,201)	(8,223,718)
Increase (decrease)	(121,021)	$(2,795,441)	26,622	$672,021

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3-0614 (08/14)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:        Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: August 18, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: August 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: August 18, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: August 18, 2014